Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ 23,020	$ 54,986	$ 93,543
State	7,601	11,208	13,577
Total, Current	30,621	66,194	107,120
Deferred:
Federal	105,771	92,628	16,012
State	1,261	4,859	18,719
Total, Deferred	107,032	97,370	34,268
Total provision for income taxes for income from continuing operations	$ 137,653	$ 163,681	$ 141,851